Stockholders’ Deficit - Schedule of Fair Value Inputs for Options (Details) - $ / shares	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value per share (in dollars per share)				$ 2.60	$ 1.25
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years		5 years 9 months 14 days	5 years 9 months 14 days
Expected volatility	64.00%	64.00%
Expected volatility, minimum			63.00%	63.00%	33.00%
Expected volatility, maximum			67.00%	69.00%	35.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	0.61%
Risk-free interest rate, minimum		0.41%	0.44%	0.40%	1.60%
Risk-free interest rate, maximum		0.61%	1.46%	1.50%	2.60%
Weighted-average grant-date fair value per share (in dollars per share)	$ 6.59
Minimum | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		3 years 11 months 26 days			5 years
Weighted-average grant-date fair value per share (in dollars per share)		$ 4.54	$ 2.56	$ 2.51	$ 1.47
Maximum | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		4 years			6 years 3 months
Weighted-average grant-date fair value per share (in dollars per share)		$ 6.59	$ 2.69	$ 2.77	$ 1.62